Organization (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 03, 2018	Dec. 31, 2017	Jun. 21, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Decrease in number of employees (percent)	50.00%			50.00%
Accumulated deficit	$ 316,552		$ 301,480		$ 250,177
Cash, cash equivalents, and short-term investments	$ 53,600		$ 67,200
Subsequent event
Subsequent Event [Line Items]
Decrease in number of employees (percent)		50.00%